Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	JX Luxventure group inc.
Entity Central Index Key	0001546383
Entity File Number	001-35715
Entity Incorporation, State or Country Code	1T
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	570100
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	JXG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,247,048
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Sun Lei
Contact Personnel Fax Number	(86) 595 8850 5328
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	570100
Entity Phone Fax Numbers [Line Items]
City Area Code	(86)
Local Phone Number	595 8889 6198